CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit after tax	€ 4,056	€ 3,634	€ 3,056
Items that will not be reclassified to profit or loss
Remeasurements on defined benefit pension plans, before tax	29	(10)	(19)
Income taxes relating to remeasurements on defined benefit pension plans	(7)	2	2
Remeasurements on defined benefit pension plans, net of tax	22	(8)	(17)
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	22	(8)	(17)
Items that will be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	(2,730)	865	1,845
Reclassification adjustments on exchange differences on translation, before tax	0	(1)	0
Exchange differences, before tax	(2,730)	864	1,845
Income taxes relating to exchange differences on translation	(2)	(25)	16
Exchange differences, net of tax	(2,732)	839	1,861
Gains (losses) on remeasuring available-for-sale financial assets, before tax	114	(18)	181
Reclassification adjustments on available-for-sale financial assets, before tax	(250)	(26)	(53)
Available-for-sale financial assets, before tax	(136)	(44)	128
Income taxes relating to available-for-sale financial assets	1	1	(2)
Available-for-sale financial assets, net of tax	(135)	(43)	125
Gains (losses) on cash flow hedges, before tax	81	(24)	(59)
Reclassification adjustments on cash flow hedges, before tax	(41)	8	74
Cash flow hedges, before tax	39	(15)	15
Income taxes relating to cash flow hedges	(10)	4	(4)
Cash flow hedges, net of tax	29	(11)	11
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	(2,838)	785	1,997
Other comprehensive income, net of tax	(2,816)	777	1,980
Total comprehensive income	1,240	4,410	5,036
Attributable to owners of parent	1,202	4,423	5,044
Attributable to non-controlling interests	€ 38	€ (13)	€ (8)